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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Darren Huber
Title: Chief Compliance Officer
Phone: 415-289-3606

Signature, Place, and Date of Signing:

       /s/ Darren Huber         Sausalito, CA         February 14, 2008
    ----------------------  ----------------------  ----------------------
         [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $261,278
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2        COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------                       -------------------  --------- -------- ---------------- ---------- -------- ----------------
                                                                        SHRS                                VOTING AUTHORITY
                                                               VALUE   OR PRN  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                   TITLE OF CLASS      CUSIP    (x$1000)  AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 -------------------  --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
American Med Sys Hldgs Inc     NOTE 3.250% 7/0      02744MAA6 $ 5,467    5,500 PRN         SOLE             SOLE
Amgen Inc                      NOTE 0.125% 2/0      031162AN0 $ 2,280    2,500 PRN         SOLE             SOLE
Amkor Technology Inc           NOTE 2.500% 5/1      031652AX8 $ 4,957    5,375 PRN         SOLE             SOLE
Atherogenics Inc               NOTE 4.500% 9/0      047439AB0 $ 1,323    2,500 PRN         SOLE             SOLE
Boston Pptys Ltd Partnership   NOTE 3.750% 5/1      10112RAG9 $11,114   10,000 PRN         SOLE             SOLE
BRE Properties Inc             NOTE 4.125% 8/1      05564EBH8 $ 8,165    8,806 PRN         SOLE             SOLE
Ceradyne Inc                   NOTE 2.875% 12/1     156710AA3 $ 5,326    5,000 PRN         SOLE             SOLE
Conexant Systems Inc           NOTE 4.000% 3/0      207142AH3 $ 7,501    9,471 PRN         SOLE             SOLE
Cubist Pharmaceuticals Inc     NOTE 2.250% 6/1      229678AC1 $ 3,811    4,000 PRN         SOLE             SOLE
Earthlink Inc                  NOTE 3.250% 11/1     270321AA0 $ 4,661    4,500 PRN         SOLE             SOLE
ExpressJet Holdings Inc        NOTE 4.250% 8/0      30218UAB4 $ 4,803    5,000 PRN         SOLE             SOLE
Fleetwood Enterprises Inc      SDCV 5.000% 12/1     339099AD5 $ 7,664    8,183 PRN         SOLE             SOLE
Frontier Airlines Inc New      DBCV 5.000% 12/1     359065AA7 $11,647   13,704 PRN         SOLE             SOLE
General Mtrs Corp              DEB SR CONV B        370442733 $ 6,434  328,867 PRN         SOLE             SOLE
General Mtrs Corp              DEB SR CV C 33       370442717 $ 4,258  210,920 PRN         SOLE             SOLE
Health Care Reit Inc           NOTE 4.750% 7/1      42217KAQ9 $ 6,179    6,000 PRN         SOLE             SOLE
Hologic Inc                    FRNT 2.000% 12/1     436440AA9 $ 5,950    5,500 PRN         SOLE             SOLE
Human Genome Sciences Inc      NOTE 2.250% 10/1     444903AK4 $ 2,361    2,500 PRN         SOLE             SOLE
Incyte Corp                    NOTE 3.500% 2/1      45337CAF9 $ 8,607    8,500 PRN         SOLE             SOLE
Isis Pharmaceuticals Inc Del   NOTE 2.625% 2/1      464337AE4 $ 9,133    7,000 PRN         SOLE             SOLE
Mentor Graphics Corp           FRNT 8/0             587200AD8 $ 4,082    4,000 PRN         SOLE             SOLE
Mentor Graphics Corp           SDCV 6.250% 3/0      587200AF3 $ 7,191    7,000 PRN         SOLE             SOLE
Mylan Inc                      PFD CONV             628530206 $10,215   10,000 PRN         SOLE             SOLE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2        COLUMN 3  COLUMN 4    COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------                       -------------------  --------- -------- --------------- ---------- -------- ----------------
                                                                        SHRS
                                                                         OR                                VOTING AUTHORITY
                                                               VALUE    PRN   SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                   TITLE OF CLASS      CUSIP    (x$1000)  AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 -------------------  --------- -------- ------ --- ---- ---------- -------- ---- ------ ----
New York Cmnty Cap Tr V        BONUSES              64944P307 $   925  19,400 PRN         SOLE             SOLE
Ocwen Finl Corp                NOTE 3.250% 8/0      675746AD3 $ 9,167  11,620 PRN         SOLE             SOLE
Pier 1 Imports Inc             NOTE 6.375% 2/1      720279AH1 $15,517  18,614 PRN         SOLE             SOLE
ProLogis                       NOTE 1.875% 11/1     743410AR3 $15,916  17,000 PRN         SOLE             SOLE
Savvis Inc                     NOTE 3.000% 5/1      805423AA8 $ 5,901   7,000 PRN         SOLE             SOLE
Sirius Satellite Radio Inc     NOTE 3.250% 10/1     82966UAD5 $   961   1,000 PRN         SOLE             SOLE
SPDR TR                        UNIT SER 1           78462F103 $   732   5,000  SH         SOLE             SOLE
Standard Mtr Prods Inc         SDCV 6.750% 7/1      853666AB1 $ 5,904   6,100 PRN         SOLE             SOLE
Synaptics Inc                  NOTE 0.750% 12/0     87157DAB5 $ 2,662   2,500 PRN         SOLE             SOLE
Transocean Sedco Forex Inc     NOTE 1.625% 12/1     893830AU3 $ 6,496   6,000 PRN         SOLE             SOLE
Transocean Sedco Forex Inc     NOTE 1.500% 12/1     893830AV1 $ 5,423   5,000 PRN         SOLE             SOLE
Transocean Sedco Forex Inc     NOTE 1.500% 12/1     893830AW9 $ 2,714   2,500 PRN         SOLE             SOLE
United Dominion Realty Tr IN   NOTE 4.000% 12/1     910197AK8 $ 5,775   6,000 PRN         SOLE             SOLE
United Therapeutics Corp Del   NOTE 0.500% 10/1     91307CAD4 $10,652   7,500 PRN         SOLE             SOLE
Vornado Rlty LP                DEB 3.875% 4/1       929043AC1 $ 3,951   3,500 PRN         SOLE             SOLE
Washington Real Estate INVT    NOTE 3.875% 9/1      939653AK7 $ 9,368  10,000 PRN         SOLE             SOLE
WebMD Corp                     NOTE 3.125% 9/0      94769MAG0 $10,186  10,000 PRN         SOLE             SOLE
Yahoo! Inc                     FRNT 4/0             984332AB2 $ 5,899   5,000 PRN         SOLE             SOLE